Annual Total Returns - Fidelity Advisor Freedom® 2060 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2060 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(7.99%)
Annual Return 2019	26.87%
Annual Return 2020	17.73%
Annual Return 2021	16.22%